INCOME TAXES (Schedule of provision for income taxes) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax benefit at U.S. statutory rate of 21%	$ (1,416,961)	$ (518,885)
State income taxes	(242,908)	(88,952)
Non-deductible expenses	135,152	26,943
Change in valuation allowance	1,524,717	580,894
Total provision for income tax